Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although the Company does not have a current practice of granting stock option awards and has not granted stock option awards since 2021, the Company maintains a Policy on Granting Equity Awards which contains procedures designed to prevent the improper timing of equity awards, including options. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of option awards and the Company does not time the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of option awards and the Company does not time the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false